Segment Information	3 Months Ended
Mar. 31, 2012
Segment Information
(6)	Segment Information

As described in Note 1 “Nature of Business”, the Company operates in three reportable segments: Container ownership, Container management and Container resale. The following tables show segment information for the three months ended March 31, 2012 and 2011, reconciled to the Company’s income before taxes as shown in its condensed consolidated statements of income:

Three Months Ended March 31, 2012	Container Ownership	Container Management	Container Resale	Other	Eiminations	Totals
Lease rental income	$87,725	$163	$—	$—	$—	$87,888
Management fees	—	16,190	2,867	—	(12,256)	6,801
Trading container sales proceeds	—	—	11,537	—	—	11,537
Gains on sale of containers, net	11,289	—	—	—	—	11,289

Total revenue	$99,014	$16,353	$14,404	$—	$(12,256)	$117,515

Depreciation expense	$22,395	$190	$—	$—	$(1,005)	$21,580

Interest expense	$14,719	$—	$—	$—	$—	$14,719

Unrealized gains on interest rate swaps and caps, net	$1,048	$—	$—	$—	$—	$1,048

Segment income before income taxes and noncontrolling interest	$43,684	$8,044	$3,351	$(1,176)	$(2,117)	$51,786

Total assets	$2,386,741	$100,571	$10,848	$5,330	$(56,627)	$2,446,863

Purchases of long-lived assets	$156,188	$127	$—	$—	$—	$156,315

Three Months Ended March 31, 2011	Container Ownership	Container Management	Container Resale	Other	Eiminations	Totals
Lease rental income	$72,054	$305	$—	$—	$—	$72,359
Management fees	—	16,760	2,455	—	(11,531)	7,684
Trading container sales proceeds	—	—	4,765	—	—	4,765
Gains on sale of containers, net	6,394	—	—	—	—	6,394

Total revenue	$78,448	$17,065	$7,220	$—	$(11,531)	$91,202

Depreciation expense	$19,349	$202	$—	$—	$(685)	$18,866

Interest expense	$7,523	$—	$—	$—	$—	$7,523

Unrealized gains on interest rate swaps and caps, net	$2,211	$—	$—	$—	$—	$2,211

Segment income before income taxes and noncontrolling interest	$39,803	$8,268	$1,862	$(926)	$(3,580)	$45,427

Total assets	$1,837,773	$110,080	$2,419	$8,228	$(38,787)	$1,919,713

Purchases of long-lived assets	$160,000	$177	$—	$—	$—	$160,177

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container management and Container ownership segments.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue are denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.